The Company and Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization and Liquidity
Business

Business

GCT Semiconductor, Inc. (“GCT”) is a fabless semiconductor company that designs, develops and markets integrated circuits for the global wireless semiconductor industry. GCT was originally incorporated in California on June 15, 1998 and was reincorporated in Delaware on February 21, 2001.

In June 2000, GCT incorporated a wholly-owned subsidiary, GCT Asia Pacific, Inc. (“GCT AP”) in Seoul, South Korea. GCT AP was created to develop markets in the Asia Pacific region. In June 2000, GCT acquired Advanced CoreTech, Inc. (“ACT”), a South Korean corporation, to enhance its research and development (“R&D”) capacity for all product lines. Subsequent to the acquisition, ACT changed its name to GCT Research, Inc. (“GCT R&D”). In October 2012, GCT acquired MTH, Inc. (“MTH”), a South Korean corporation, to acquire 2G/3G LTE technology and further enhance research and development.

To date, GCT and its wholly-owned subsidiaries’, GCT AP, GCT R&D and MTH (collectively, the “Company”) operations have been funded primarily through the issuance of redeemable convertible preferred stock, promissory notes, bank borrowings and issuance of common stock.

On November 2, 2023, the Company entered into a definitive business combination agreement with Concord Acquisition Corp III, a publicly traded special purpose acquisition company, that would result in the Company becoming a publicly listed company subject to closing. Upon closing of the transaction, the combined company will be named GCT Semiconductor and will be traded on the NYSE under the new ticker symbol “GCTS.” The transaction is expected to be completed in the first quarter of 2024.

Basis of Presentation		Basis of Presentation The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”)
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of GCT and its wholly-owned subsidiaries, GCT AP, GCT R&D and MTH. All significant intercompany balances and transactions have been eliminated in consolidation.

Net Loss Per Common Share

Net Loss Per Common Share

Basic net loss per common share is computed by dividing net loss attributable to common stockholders (net loss adjusted for preferred stock dividends declared or accumulated) by the weighted average number of common shares outstanding during the period. All participating securities are excluded from basic weighted average shares outstanding. In computing diluted net loss attributable to common stockholders, undistributed earnings are re-allocated to reflect the potential impact of dilutive securities. Diluted net loss per share attributable to common stockholders is computed by dividing net loss attributable to common stockholders by diluted weighted average shares outstanding, including potentially dilutive securities, unless anti-dilutive. Potentially dilutive securities that were excluded from the computation of diluted net loss per common share consist of the following:

	2023	2022
Convertible promissory notes	9,827,666	9,688,740
Warrants	9,200,000	3,942,853
Options	3,579,294	4,773,892
Restricted Stock Units (RSU)	2,099,970	—
Total	24,706,930	18,405,485

As all potentially dilutive securities are anti-dilutive as of December 31, 2023 and 2022, diluted net loss per common share is the same as basic net loss per common share for each period.

Use of Estimates

Use of Estimates

The preparation of the accompanying condensed consolidated financial statements in conformity with U.S. GAAP requires management to make judgments, estimates, and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities and reported amounts of revenues and expenses. These judgments, estimates and assumptions are used for but not limited to revenue recognition, provision for credit losses, inventory obsolescence, recoverability of long-lived assets, certain accrued expenses, stock-based compensation, determination of fair value of the Company’s convertible promissory notes, common stock (prior to the reverse recapitalization), warrant labilities and stock options, and deferred income taxes including related valuation allowances. The Company bases its estimates and judgments on historical experience and on various other assumptions that it believes are reasonable under the circumstances. However, actual results could differ from these estimates, and these differences may be material.

Use of Estimates

The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make judgments, estimates, and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities and reported amounts of revenues and expenses. These judgments, estimates and assumptions are used for but not limited to: revenue recognition; provision for credit losses; warranty obligations; inventory obsolescence; recoverability of long-lived assets; stock-based compensation; determination of fair value of the Company’s convertible promissory notes, common stock, and stock options, and deferred income taxes including related valuation allowances. The Company bases its estimates and judgments on historical experience and on various other assumptions that it believes are reasonable under the circumstances. However, actual results could differ from these estimates, and these differences may be material.

Going Concern, Liquidity and Management's Plan

Going Concern, Liquidity and Management’s Plan

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred operating losses and negative cash flows from operating activities for each of the two years in the period ended December 31, 2023. As of December 31, 2023, the Company had an accumulated deficit of approximately $549.7 million and negative working capital of approximately $101.8 million. During the year ended December 31, 2023, the Company incurred a net loss of approximately $22.5 million and used cash from operations of approximately $8.8 million. These factors raise substantial doubt about the Company’s ability to continue as a going concern for the twelve months from the date of this report.

The Company’s ability to continue to meet its obligations and to achieve its intended business objectives is dependent upon, among other things, negotiating a bank line of credit debt obligation, raising additional capital, and the timely launch of its new products and returning to profitability. Future capital requirements will depend on many factors, including the rate of revenue growth, the selling price of the Company’s products, the expansion of sales and marketing activities, and the timing and extent of research and development efforts.

The Company is actively pursuing a transaction with a special purpose acquisition company (“SPAC”) and completed major steps required including the U.S. Security and Exchange Commission (“SEC”) filing and SPAC shareholders’ approval. Management expects the SPAC transaction will be successful and could use the proceeds from the SPAC transaction to support its operations. In the event the proceeds from the SPAC transaction are not enough, the Company will seek additional funding through other means, such as the issuance of debt or equity line of credit. Management’s plans also include managing the Company’s cash burn by controlling expenditures. While the Company has raised capital in the past, there can be no assurance that additional financing will be available at terms acceptable to the Company, if at all. Failure to generate sufficient cash flows from operations, raise additional capital and reduce discretionary spending could have a material adverse effect on the Company’s ability to achieve its intended business objectives. The accompanying consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with a remaining maturity of three months or less to be cash equivalents. The Company deposits its cash primarily in checking and money market accounts with high quality financial institutions.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amount of certain financial instruments held by the Company, such as cash equivalents, accounts receivable, contract assets and liabilities, accounts payable, and accrued and other current liabilities, approximate fair value due to their short maturities. The carrying amount of the liabilities for the convertible promissory notes represents their fair value. The carrying amounts of the Company’s bank borrowings and lease liabilities approximate fair value due to the market interest rates that these obligations bear and interest rates available to the Company.

Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy defines a three-level valuation hierarchy for disclosure of fair value measurements as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2

Inputs other than quoted prices included within Level 1 that are observable, unadjusted quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity for the related assets or liabilities.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The Company’s Level 3 financial instruments consist of convertible promissory notes and warrant liabilities. These financial instruments were valued using valuation techniques that are considered to be a Level 3 fair value measurement.

Fair Value of Financial Instruments

The carrying amount of certain financial instruments held by the Company, such as cash equivalents, accounts receivable, contract assets and liabilities, accounts payable, and accrued and other current liabilities, approximate fair value due to their short maturities. The carrying amount of the liabilities for the convertible promissory notes represents their fair value. The carrying amounts of the Company’s bank borrowings, and lease liabilities approximate fair value due to the market interest rates that these obligations bear and interest rates currently available to the Company.

Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy defines a three-level valuation hierarchy for disclosure of fair value measurements as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2

Inputs other than quoted prices included within Level 1 that are observable, unadjusted quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

Level 3	Unobservable inputs that are supported by little or no market activity for the related assets or liabilities.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The Company has no assets with fair value obtained using observable or unobservable markets. The Company did have liabilities with a fair value obtained using unobservable markets (Level 3). The Company’s Level 3 liabilities consist of the redeemable convertible preferred stock warrant liabilities and convertible promissory notes. The convertible promissory notes were valued using a combination of option pricing model and Probability Weighted Expected Return Method (“PWERM”), which is considered to be a Level 3 fair value measurement.

Risk and Uncertainties

Risk and Uncertainties

The Company is subject to certain risks and uncertainties and believes changes in any of the following areas could have a material adverse effect on the Company’s future financial position or results of operations or cash flows: new product development, including market receptivity, the ability to satisfy obligations under development agreements with major partners, litigation or claims against the Company based on intellectual property, patent, product regulation or other factors, competition from other products, general economic conditions, the ability to attract and retain qualified employees and ultimately to sustain profitable operations.

The semiconductor industry is characterized by rapid technological change, competition, competitive pricing pressures and cyclical market patterns. The Company’s financial results are affected by a wide variety of factors, such as general economic conditions specific to the semiconductor industry and the Company’s particular market, the timely implementation of new products, new manufacturing process technologies and the ability to safeguard patents and intellectual property in a rapidly evolving market. In addition, the semiconductor market has historically been cyclical and subject to significant economic downturns. As a result, the Company may experience significant period-to-period fluctuations in condensed consolidated operating results due to the factors mentioned above or other factors.

The Company’s revenue may be impacted by its ability to obtain adequate wafer supplies from foundries and back-end production capacity from the Company’s test and assembly subcontractors. The foundries with which the Company currently has arrangements may not be willing or able to satisfy all of the Company’s manufacturing requirements on a timely basis and/or at favorable prices. The Company is also subject to the risks of service disruptions, raw material shortages and price increases by its foundries. Such disruptions, shortages and price increases could harm the Company’s consolidated operating results.

Risk and Uncertainties

The Company is subject to certain risks and uncertainties and believes changes in any of the following areas could have a material adverse effect on the Company’s future financial position or results of operations or cash flows: new product development, including market receptivity, litigation or claims against the Company based on intellectual property, patent, product regulation or other factors, competition from other products, general economic conditions, the ability to attract and retain qualified employees and ultimately to sustain profitable operations.

The semiconductor industry is characterized by rapid technological change, competition, competitive pricing pressures and cyclical market patterns. The Company’s financial results are affected by a wide variety of factors, such as general economic conditions specific to the semiconductor industry and the Company’s particular market, the timely implementation of new products, new manufacturing process technologies and the ability to safeguard patents and intellectual property in a rapidly evolving market. In addition, the semiconductor market has historically been cyclical and subject to significant economic downturns. As a result, the Company may experience significant period-to-period fluctuations in consolidated operating results due to the factors mentioned above or other factors.

The Company’s revenue may be impacted by its ability to obtain adequate wafer supplies from foundries and back-end production capacity from the Company’s test and assembly subcontractors. The foundries with which the Company currently has arrangements may not be willing or able to satisfy all of the Company’s manufacturing requirements on a timely basis and/or at favorable prices. The Company is also subject to the risks of service disruptions, raw material shortages and price increases by its foundries. Such disruptions, shortages and price increases could harm the Company’s consolidated operating results.

Concentration Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to the concentration of credit risk consist of cash and cash equivalents and accounts receivable. The Company maintains its cash and cash equivalents primarily with one financial institution located in the United States and another financial institution located in Korea where amounts deposited may exceed Federal Deposit Insurance Corporation or Korea Deposit Insurance Corporation limits.

The Company’s accounts receivable balances are primarily derived from revenues earned from customers located in the United States, China, Korea, Japan and Taiwan. The Company performs ongoing credit evaluations of its customers’ and distributors’ financial condition and generally does not require collateral from its customers.

The Company’s net revenue and accounts receivable are concentrated among a few significant customers, which could expose the Company to financial risk in the event of adverse developments with these customers. Four customers accounted for approximately 28 percent, 19 percent, 18 percent and 13 percent of the Company’s gross accounts receivable as of March 31, 2024. Four customers accounted for approximately 27 percent, 19 percent, 14 percent and 10 percent of the Company’s gross accounts receivable as of December 31, 2023. Two customers accounted for approximately 61 percent and 24 percent of the Company’s total net revenues for the three months ended March 31, 2024. Four customers accounted for approximately 28 percent, 28 percent, 25 percent, and 10 percent of the Company’s total net revenues for the three months ended March 31, 2023.

Management closely monitors the creditworthiness and performance of these key customers and has established credit limits and terms to mitigate potential credit risks. The Company also continues to diversify its customer base and explore opportunities to reduce its reliance on a few major customers.

Concentration Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents and accounts receivable. The Company maintains its cash and cash equivalents primarily with one financial institution located in the United States and another financial institution located in Korea where amounts deposited may exceed Federal Deposit Insurance Corporation or Korea Deposit Insurance Corporation limits.

The Company’s accounts receivable are primarily derived from revenues earned from customers located in the United States, China, Korea, Japan and Taiwan. The Company performs ongoing credit evaluations of its customers’ and distributors’ financial condition and generally does not require collateral from its customers.

Some of the components used in the Company’s products are purchased from a limited number of sources located in Asia. The loss of any of these suppliers may cause the Company to incur additional costs to transition these relationships, result in delays in the delivery of its products or cause the Company to carry excess or obsolete inventory.

GCT is a fabless semiconductor company and relies on third parties for all of its manufacturing operations, including wafer fabrication, assembly, testing, warehousing, and shipping and logistics. The Company relies on UMC Company (USA) (“UMC”) and Samsung Semiconductor System LSI Division to manufacture substantially all of the wafers for its products. The Company uses third-party vendors to assemble, package and test the products. The Company primarily uses the services of Tianshui Huatian Co., Ltd., ATSemicon Co., Ltd. Amkor, and STATS ChipPAC Ltd. for assembly, and Advanced Semiconductor and Engineering, Inc. and Giga Solution Tech Co., Ltd. for testing. The Company depends on these third-party vendors to supply services and material of a requested quantity in a timely manner that meets the Company’s standards for yield, cost and manufacturing quality. The Company does not have long-term supply agreements with its third-party vendors other than a framework agreement with UMC. If one or more of these vendors terminates its relationship with the Company, or if the Company encounters any problems with its manufacturing supply chain, it could adversely impact the Company’s ability to ship products to its customers on time and in the quantity required, which in turn could cause an unanticipated decline in sales and possibly damage customer relationships.

Accounts Receivable and Provision for Credit Losses

Accounts Receivable and Provision for Credit Losses

Trade accounts receivable are recorded at invoiced amounts, net of provision for credit losses, if applicable, and do not bear interest.

The provision for credit losses is based on the Company’s assessment of the collectability of its customer accounts. The Company reviews the provision for credit losses by considering certain factors such as historical experience, industry data, credit quality, age of balances and current economic conditions that may affect a customer’s ability to pay. Uncollectible receivables are written off when all efforts to collect have been exhausted and recoveries are recognized when they are recovered. The Company determined that provisions for credit losses of approximately $1,644,000 and $549,000 were necessary as of December 31, 2023 and 2022, respectively.

Inventory

Inventory

Inventory is stated at the lower of cost or net realizable value. Cost is determined by actual cost on a first-in, first-out basis. The Company’s inventory is concentrated in high technology parts and components that may be specialized in nature or subject to rapid technological obsolescence. The Company considers the following characteristics, in addition to the specialized nature and potential technological obsolescence of the Company’s inventory, including age of inventory on hand and that the inventory may be returned from distributors, historical sales levels, estimated future demand within the next six months, inventory commitments or potential product revisions, in evaluating net realizable value. For the years ended December 31, 2023 and 2022, the Company wrote-down approximately $358,000 and $338,000, respectively, of inventory into cost of net revenues. Once inventory has been written down below cost, it is not subsequently written up.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are recorded at cost less accumulated depreciation and amortization. Depreciation is recognized on a straight-line basis over the estimated useful lives of the assets, generally three to seven years. Leasehold improvements are amortized over the shorter of the remaining lease term or the estimated useful life of the assets. Maintenance and repairs that do not extend the life or improve an asset are expensed in the period incurred.

Leases

Leases

The Company is a lessee in several noncancellable (1) operating leases, primarily for office equipment, warehouses, and office space, and (2) finance leases, for certain machinery and information technology (“IT”) equipment.

The Company accounts for leases in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 842, Leases (“Topic 842”). The Company determines if an arrangement is or contains a lease at contract inception. The Company recognizes a right-of-use (“ROU”) asset and a lease liability at the lease commencement date.

For operating and finance leases, the lease liability is initially measured at the present value of the unpaid lease payments at the lease commencement date. The lease liability is subsequently measured at amortized cost using the effective-interest method.

Key estimates and judgments include how the Company determines (1) the discount rate it uses to discount the unpaid lease payments to present value, (2) lease term, and (3) lease payments.

●Topic 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. Generally, the Company cannot determine the interest rate implicit in the lease because it does not have access to the lessor’s estimated residual value or the amount of the lessor’s deferred initial direct costs. Therefore, the Company generally uses its incremental borrowing rate as the discount rate for the lease. The Company’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms. Because the Company does not generally borrow on a collateralized basis, it uses the interest rate it pays on its noncollateralized borrowings as an input to deriving an appropriate incremental borrowing rate, adjusted for the amount of the lease payments, the lease term, and the effect on that rate of designating specific collateral with a value equal to the unpaid lease payments for that lease.
●The lease term for all of the Company’s leases includes the noncancellable period of the lease plus any additional periods covered by either a Company option to extend (or not to terminate) the lease that the Company is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor.
●Lease payments included in the measurement of the lease liability comprise the following:

–Fixed payments, including in-substance fixed payments, owed over the lease term (includes termination penalties the Company would owe if the lease term reflects the exercise of a termination option);

–Variable lease payments that depend on an index or rate, initially measured using the index or rate at the lease commencement date;

–Amounts expected to be payable under guaranteed residual value guarantee; and

–The exercise price of an option to purchase the underlying asset if the Company is reasonably certain to exercise the option.

The ROU asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received.

For operating leases, the ROU asset is subsequently measured throughout the lease term at the carrying amount of the lease liability, plus initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

For finance leases, the ROU asset is subsequently amortized using the straight-line method from the lease commencement date to the earlier of the end of its useful life or the end of the lease term unless the lease transfers ownership of the underlying asset to the Company or the Company is reasonably certain to exercise an option to purchase the underlying asset. In those cases, the ROU asset is amortized over the useful life of the underlying asset. Amortization of the ROU asset is recognized and presented separately from interest expense on the lease liability.

Variable lease payments associated with the Company’s leases are recognized when the event, activity, or circumstance in the lease agreement on which those payments are assessed occurs. Variable lease payments are presented as operating expenses in the Company’s consolidated statements of operations in the same line item as expenses arising from fixed lease payments (operating leases) or amortization of the ROU asset (finance leases). ROU assets for operating and finance leases are occasionally reduced by impairment losses. The Company uses the long-lived assets impairment guidance in ASC Subtopic 360-10, Property, Plant, and Equipment – Overall, to determine whether an ROU asset is impaired, and if so, the amount of the impairment loss to recognize.

The Company monitors for events or changes in circumstances that require a reassessment of one of its leases. When a reassessment results in the remeasurement of a lease liability, a corresponding adjustment is made to the carrying amount of the corresponding ROU asset unless doing so would reduce the carrying amount of the ROU asset to an amount less than zero. In that case, the ROU asset is reduced to zero and the remainder of the adjustment is recorded in profit or loss.

Operating lease and finance lease ROU assets are presented as operating lease right-of-use assets and finance lease right-of use assets, respectively, on the consolidated balance sheets. The current portion of finance lease liabilities is included in current installments of obligations under finance leases, and the long-term portion is included in obligations under finance leases on the consolidated balance sheets.

The Company has elected not to recognize ROU assets and lease liabilities for short-term leases of transportation equipment that have a lease term of 12 months or less. The Company has elected not to apply the short-term lease recognition and measurement exemption for other classes of leased assets. The Company recognizes the lease payments associated with its short-term transportation equipment leases as an expense on a straight-line basis over the lease term. Variable lease payments associated with these leases are recognized and presented in the same manner as for all other Company leases.

The Company’s leases generally include non-lease maintenance services (i.e. equipment maintenance or common area maintenance). For leases of assets other than office equipment, the Company allocates the consideration in the contract to the lease and non-lease maintenance component based on each component’s relative stand-alone price. The Company determines stand-alone prices for the lease components in those leases based on the prices for which other lessors lease similar assets on a stand-alone basis. The Company determines stand-alone prices for the non-lease components (i.e. maintenance services) in those leases based on the prices that several suppliers charge for maintenance services for similar assets on a stand-alone basis. If observable stand-alone prices are not readily available, the Company estimates the stand-alone prices maximizing the use of observable information. For leases of office equipment, the Company has elected the practical expedient to account for the lease and non-lease maintenance components as a single lease component. Therefore, for those leases, the lease payments used to measure the lease liability include all the fixed consideration in the contract.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company has long-lived assets such as tangible property and equipment, and identified intangible assets consisting of acquired patents and core technology. When events or changes in circumstances occur that could indicate the carrying value of long-lived assets may not be recoverable, the Company assesses recoverability by determining whether the undiscounted cash flows estimated to be generated by those assets are less than the carrying amounts of those assets. If the undiscounted cash flow is less, an impairment charge is recognized for the excess of the carrying amounts of these assets over the fair values. Fair values are determined by discounted future cash flows, appraisals or other methods.

During the years ended December 31, 2023 and 2022, the Company did not record any impairment from long-lived assets.

Revenue Recognition

Revenue Recognition

The Company’s revenues are generated by the sale of 4G mobile semiconductor solutions consisting of product and platform solutions aimed at the 4G LTE and WiMax industries, development services and technical advice and maintenance services. To determine when revenues are recognized, the Company performs the following five steps: (1) identify the contract(s) with a customer, (2) identify the performance obligation in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) we satisfy a performance obligation in accordance with ASC Topic 606, Revenue from Contracts with Customers.

The revenues from product sales are identified and determined pursuant to purchase orders. The Company considers a performance obligation satisfied once it has transferred control of a good or product to a customer, meaning the customer has the ability to direct the use and obtain the benefit of the product, which is generally at the time of shipment.

Service revenues are identified and determined based on each service agreement and recognized over time or at a point in time depending on the evaluation of when the customer obtains control of the promised goods or services, which is generally as services are rendered. For contracts that include multiple performance obligations, the Company allocates revenue to each performance obligation based on estimates of the relative stand-alone selling price that the Company would charge the customer for each promised product or service.

Disaggregation of revenues from contracts with customers is as following:

	For the year ended December 31, 2023
(in thousands)	Product Revenues	Service Revenues	Total
Timing of revenue recognition
At a point in time	$10,968	$—	$10,968
Over time	—	5,060	5,060
Total	$10,968	$5,060	$16,028

	For the year ended December 31, 2022
(in thousands)	Product Revenues	Service Revenues	Total
Timing of revenue recognition
At a point in time	$12,977	$—	$12,977
Over time	—	3,692	3,692
Total	$12,977	$3,692	$16,669

Net revenues categorized by customer location are as follows for the years ended December 31:

	Revenues from external customers
(in thousands)	2023	2022
United States	$5,056	$4,379
China	4,745	5,608
Korea	4,260	1,360
Germany	1,422	—
Taiwan	543	4,639
Other	2	25
Singapore	—	658
Total	$16,028	$16,669

Contract Assets and Liabilities

Contract assets primarily represent revenue earnings over time for which the Company does not presently have an unconditional right to payment (generally not yet billable) based on the terms of the contracts. The Company does not have impairment losses associated with contracts with customers for the years ended December 31, 2023 and 2022.

Contract liabilities consist of fees invoiced to or paid by the Company’s customer for which the associated performance obligations have not been satisfied and revenue has not been recognized based on the Company’s revenue recognition criteria described above.

Contract assets and liabilities are reported in a net position on an individual contract basis at the end of each reporting period. Contract assets are classified as current in the consolidated balance sheets when the Company expects to complete the related performance obligations and invoice the customers within one year of the balance sheet date, and as long-term when the Company expects to complete the related performance obligations and invoice the customers more than one year out from the balance sheet date. Contract liabilities are classified as current in the consolidated balance sheets when the revenue recognition associated with the related customer payments and invoicing is expected to occur within one year of the balance sheet date and as long-term when the revenue recognition associated with the related customer payments and invoicing is expected in more than once year from the balance sheet date.

Details of contract assets and liabilities is as following:

(in thousands)	December 31, 2023	December 31, 2022
Contract assets	$3,439	$886
Assets recognized for costs incurred to fulfill a contract (*)	12	39
Contract liabilities	48	651

(*)- The balances are included in prepaid expenses and other current assets in the accompanying consolidated balance sheets.

As of January 1, 2022, contract assets were approximately $661,000.

Assets recognized for costs incurred to fulfill a contract represent costs incurred in relation to a contract development and are intended for use in fulfilling that contract. The costs relate directly to the contract, generate resources that will be used to satisfy the contract and are expected to be recovered. They were therefore recognized as assets from costs to fulfill a contract. The asset is amortized on the basis consistent with the method used in recognizing revenue for the specific contract it relates to. In the current period, management expected that the costs recognized as assets are to be recovered according to the contractual payment schedule. Thus, an impairment loss was not recognized as the expected amount of the remaining consideration minus direct costs which have not been recognized as expenses do not exceed the asset.

During the year ended December 31, 2023, there were significant changes in contract assets and liabilities, which are summarized as below:

●The Company has recognized approximately $2,560,000 (2022: $879,000) of contract assets during the current period as the Company has provided development services ahead of the receipt of consideration.
●The Company has recognized approximately $0 (2022: $650,000) of contract liabilities during the current period due to contracts agreed with consideration to be received prior to provision of development services.
●The Company has recognized approximately $48,000 (2022: $0) of contract liabilities during the current period due to contracts agreed with consideration to be received prior to provision of technical advice and maintenance services.

Net revenues recognized in relation to contract liabilities is as follows.

(in thousands)	December 31, 2023	December 31, 2022
Net revenues recognized that were included in the contract liabilities balance at the beginning of the year	$651	$766

Product Warranty

Product Warranty

The Company provides customers with warranty claims for certain products and warranty-related the services are not considered a separate performance obligation. Pursuant to ASC Topic 450, Contingencies, the Company makes estimates of product warranty expense using historical experience rates and accrue estimated warranty expense as a cost of net revenues. The Company estimates the costs of warranty obligations based on historical experience of known product failure rates and anticipated rates of warranty claims, use of materials to repair or replace defective products, and service delivery costs incurred in correcting the product issues. In addition, from time to time, specific warranty accruals may be made if unforeseen technical problems arise.

Concentration of Revenues and Accounts Receivable

Concentration of Revenues and Accounts Receivable

The Company’s net revenue and accounts receivable are concentrated among a few significant customers, which could expose the Company to financial risk in the event of adverse developments with these customers. In fiscal 2023, approximately 38% of the Company’s total net revenues were derived from two customers. Moreover, approximately 70% of the total gross accounts receivable was derived from four customers at the end of the reporting period. During fiscal 2022, around 66% of the Company’s total net revenues were derived from four customers. Similar to the concentration of revenue, approximately 90% of the total gross accounts receivable was derived from five customers at the end of the reporting period.

Details of external customers, who contribute more than 10% of the Company’s net revenues and gross accounts receivable as of December 31, 2023 and 2022, are as follows:

	Net Revenues			Accounts Receivable
(in thousands)	2023		2022	2023		2022
Customer A	$	*	$4,639	$	*	$1,228
Customer B		3,031	2,979		1,755	590
Customer C		*	1,712		*	1,400
Customer D		*	1,670		661	687
Customer E		*	*		*	610
Customer F		*	*		1,250	*
Customer G		3,000	*		*	*
Customer H		*	*		938	*

*Less than 10%

Management closely monitors the creditworthiness and performance of these key customers and has established credit limits and terms to mitigate potential credit risks. The Company also continues to diversify its customer base and explore opportunities to reduce its reliance on a few major customers.

Cost of Net Revenues

Cost of Net Revenues

Cost of net revenues consists of direct and indirect costs related to the manufacture of the Company’s products. Direct costs include wafer costs and costs relating to assembly and testing performed by third-party contract manufacturers. Indirect costs consist of provisions for excess and obsolete inventory, royalties, allocated overhead for employee costs and facility costs, warranty and the amortization of the Company’s production mask sets and certain intangible assets. Shipping and handling costs incurred for inventory purchases and product shipments are recorded in cost of net revenues in the consolidated statements of operations.

Warranty

Warranty

The Company generally provides warranties on its products for 12 months and provides for the estimated cost of product warranties at the time the revenue is recognized. The Company regularly monitors product returns and maintains a reserve for warranty expenses based upon its historical experience and any specifically identified failures. As of December 31, 2023 and 2022, the warranty accrual was $55,000 and $64,000 respectively.

Details and changes in provisions for product warranties for the years ended December 31, 2023 and 2022, are as follows:

(in thousands)	2023	2022
Beginning balance	$64	$106
Provision	18	—
Adjustment to prior provisions	(27)	(42)
Ending balance	$55	$64

Stock-Based Compensation

Stock-Based Compensation

Compensation costs related to stock option grants are based on the fair value of the options on the date of grant, net of estimated forfeitures. The Company determines the grant date fair value of the options using the Black-Scholes option-pricing model and the related stock-based compensation expense is generally recognized on a straight-line basis over the period in which an employee is required to provide service in exchange for the options, which generally equals the vesting period. Compensation costs related to RSUs grants are based on the common stock price on the date of grant, net of estimated forfeitures. The related stock-based compensation expense is recognized on a straight-line basis over the vesting period of four (4) years.

Income Taxes

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax expense or benefit is the result of changes in the deferred tax assets and liabilities. Valuation allowances are established when necessary to reduce deferred tax assets where, based upon the available evidence, management concludes that it is more-likely-than-not that the deferred tax assets will not be realized.

The Company records a liability for the uncertain tax positions taken or expected to be taken on the Company’s tax return when it is more-likely-than-not that the tax position might be challenged despite the Company’s belief that the tax return positions are fully supportable, and additional taxes will be due as a result. To the extent that the assessment of such tax positions changes, for example, based on the outcome of a tax audit, the change in estimate is recorded in the period in which the determination is made. The provision for income taxes includes the impact of provisions for uncertain tax positions. Interest and penalties related to unrecognized tax benefits are included within the provision for income taxes.

Foreign Currency Translation

Foreign Currency

Financial statements of foreign subsidiaries that use the local currency as their functional currency are translated into U.S. dollars at the end-of-period exchange rates or at historical exchange rates for purposes of consolidation. Revenues and expenses are translated using average exchange rates during the period. Translation adjustments are included in accumulated other comprehensive loss within stockholders’ deficit. Gains and losses resulting from transactions denominated in a currency other than the functional currency are included in other income, net in the condensed consolidated statements of operations. The Company recognized $1.1 million and $0.7 million foreign currency exchange gains for the three months ended March 31, 2024 and 2023, respectively.

Foreign Currency Translation

The Company’s foreign subsidiaries, located in Korea, use the local currency, or Korean won (“KRW”), as their functional currency. Financial statements of the foreign subsidiaries are translated into U.S. dollars at the end-of-period exchange rates except for capital stock issued, capital accounts and accumulated deficit which are translated at historical exchange rates for purposes of consolidation. Revenues and expenses are translated using average exchange rates prevailing during the period. Translation adjustments are included in accumulated other comprehensive income (loss) within stockholders’ deficit. Gains and losses resulting from transactions denominated in a currency other than the functional currency are included in other income (expense), net in the consolidated statements of operations. The Company recognized foreign currency exchange gains and losses for the years ended December 31, 2023 and 2022 presented as follows:

(in thousands)	2023	2022
Foreign currency gain, net	$265	$181

Convertible Promissory Notes

Convertible Promissory Notes

The Company has elected the fair value option to account for its outstanding convertible promissory notes. Under the fair value option, the convertible promissory notes must be recorded at their initial fair value on the date of issuance, any modification, and at the end of each reporting period end date thereafter. Changes in the estimated fair value of the convertible promissory notes are recognized as non-cash gains or losses in other income, net in the condensed consolidated statements of operations.

Convertible Promissory Notes

The Company accounts for its convertible promissory notes under ASC 815, Derivatives and Hedging. According to ASC 815-15-25, an election can be made at the inception of a financial instrument to account for the instrument under the fair value option as per ASC 825, Financial Instruments. The Company has made such an election for its convertible promissory notes. Under the fair value option, the convertible promissory notes must be recorded at their initial fair value on the date of issuance, any modification, and each balance sheet date thereafter. Changes in the estimated fair value of the convertible promissory notes are recognized as non-cash gains or losses in other income (expense), net in the consolidated statements of operations.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) includes all changes within equity that are not the result of transactions with stockholders. Accumulated other comprehensive loss includes foreign currency translation adjustments arising from the consolidation of the Company’s foreign subsidiaries.

Recent Accounting Pronouncements

Recent Accounting Pronouncements Adopted

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. ASU 2020-06 reduces the number of accounting models for convertible instruments and allows more contracts to qualify for equity classification. The Company adopted this guidance effective January 1, 2024, and noted no material impact on the Company’s condensed consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which provides an exception to fair value measurement for contract assets and contract liabilities related to revenue contracts acquired in a business combination. The ASU requires an entity (acquirer) to recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts. The

Company adopted this guidance effective January 1, 2024, and noted no material impact on the Company’s condensed consolidated financial statements.

Recent Accounting Pronouncements Not Yet Adopted

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The ASU clarifies that a contractual restriction on the sale of an equity security should not be considered in measuring the fair value of the equity security and cannot be recognized as a separate unit of account. The ASU also requires the investor to disclose the fair value of equity securities subject to contractual sale restrictions, the nature and remaining duration of the restriction(s), and the circumstances that could cause a lapse in the restriction(s). The ASU is effective for annual and interim periods beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the effect the adoption of ASU 2022-03 will have on its condensed consolidated financial statements.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses. The ASU is effective for annual periods beginning after December 15, 2023 and for interim periods beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the effect the adoption of ASU 2023-07 will have on its condensed consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires companies to disclose, on an annual basis, specific categories in the effective tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. In addition, companies are required to disclose additional information about income taxes paid. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The standard is required to be adopted on a prospective basis; however, retrospective application is permitted. The Company is currently evaluating the effect the adoption of ASU 2023-09 will have on its condensed consolidated financial statements.

Recent Accounting Pronouncements

In June 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) which significantly changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life, instead of when incurred. In November 2018, the FASB issued ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments–Credit Losses, which amends Subtopic 326-20 (created by ASU 2016-13) to explicitly state that operating lease receivables are not in the scope of Subtopic 326-20. Additionally, in April 2019, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments; in May 2019, the FASB issued ASU 2019-05, Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief; in November 2019, the FASB issued ASU 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates, and ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments—Credit Losses; and in March 2020, the FASB issued ASU 2020-03, Codification Improvements to Financial Instruments, to provide further clarifications on certain aspects of ASU 2016-13 and to extend the nonpublic entity effective date of ASU 2016-13. The changes (as amended) are effective for the Company for annual and interim periods in fiscal years beginning after December 15, 2022. The adoption of ASU 2016-13 did not have a material effect on the consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. ASU 2020-06 reduces the number of accounting models for convertible instruments and allows more contracts to qualify for equity classification. ASU 2020-06 is effective for the Company’s annual reporting periods beginning after December 15, 2023. Adoption is either a modified retrospective method or a fully retrospective method of transition. Early adoption is permitted, but no earlier than annual periods beginning after December 15, 2020. The Company is currently evaluating the effect the adoption of ASU 2020-06 will have on its consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which provides an exception to fair value measurement for contract assets and contract liabilities related to revenue contracts acquired in a business combination. The ASU requires an entity (acquirer) to recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts. The ASU is effective for the Company for annual and interim periods in fiscal years beginning after December 15, 2023. Early adoption is permitted. The ASU is applied to business combinations occurring on or after the effective date. The Company is currently evaluating the effect the adoption of ASU 2021-08 will have on its consolidated financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The ASU clarifies that a contractual restriction on the sale of an equity security should not be considered in measuring the fair value of the equity security, and also cannot be recognized as a separate unit of account. The ASU also requires the investor to disclose the fair value of equity securities subject to contractual sale restrictions, the nature and remaining duration of the restriction(s), and the circumstances that could cause a lapse in the restriction(s). The ASU is effective for the Company for annual and interim periods beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the effect the adoption of ASU 2022-03 will have on its consolidated financial statements.

In September 2022, the FASB issued ASU 2022-04, Liabilities—Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations. The ASU requires a buyer of goods and services to disclose information about its supplier finance program obligations. This ASU is effective for annual and interim periods in fiscal years beginning after December 15, 2022, except for the rollforward disclosure, which is effective for annual and interim periods in fiscal years beginning after December 15, 2023, and annual periods thereafter. The amendments in this ASU are to be applied retrospectively to each period in which a balance sheet is presented, except for the rollforward disclosure, which is to be applied prospectively. The adoption of ASU 2022-04 did not have a material effect on the consolidated financial statements.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses. The updated standard is effective for annual periods beginning in fiscal 2025 and interim periods beginning in the first quarter of fiscal 2026. Early adoption is permitted. The Company is currently evaluating the effect the adoption of ASU 2023-07 will have on its consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures, which requires companies to disclose, on an annual basis, specific categories in the effective tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. In addition, companies are required to disclose additional information about income taxes paid. The standard is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The standard is to be adopted on a prospective basis; however, retrospective application is permitted. The Company is currently evaluating the effect the adoption of ASU 2023-09 will have on its consolidated financial statements.